Stockholders' equity (deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' equity (deficit)
Stockholders' equity (deficit)
9.	Stockholders’ equity (deficit)

Common stock

Per the Charter, the total number of shares of capital stock authorized for issuance is 500,000,000 shares of Series A common stock, 15,000,000 shares of Series B common stock and 10,000,000 shares of undesignated preferred stock. Holders of Series A common stock are entitled to one vote and Series B common stock are not entitled to vote. Upon the voluntary or involuntary liquidation, dissolution or winding up of the Company, the net assets of the Company will be distributed pro rata to the holders of Series A common stock and Series B common stock. Each share of Series B common stock is convertible, at any time at the option of the holder, into one share of Series A common stock, unless that holder would beneficially own a number of Series A common stock in excess of 4.99% of the total number of shares of Series A common stock then issued and outstanding. On July 18, 2023, upon the Company’s IPO, each share of the Company’s common stock issued and outstanding became reclassified as one share of Series A common stock (see Note 1). The Company’s reserved shares of common stock are as follows:

	As of	As of
	September 30,	December 31,
	2023	2022
Options to purchase Series A common stock	3,766,505	3,190,450
Options authorized and available for issuance	2,585,968	181,191
Warrant to purchase Series A Common Stock	1,000	—
Redeemable convertible preferred stock	—	1,322,399,477
Series D redeemable convertible preferred stock warrant	—	79,545
Warrants to purchase common stock	—	40,268
Total	6,353,473	1,325,890,931

Redeemable convertible preferred stock warrant liability and Series A Common Stock Warrant Liability

In connection with a note payable entered into on April 10, 2015, which was repaid in full in May 2019, the Company issued a warrant to purchase 79,545 shares of Series D redeemable convertible preferred stock with an exercise price of $0.88 per share. The warrant has a term of 10 years and are exercisable in whole or in part, at any time on or before the expiration date of April 10, 2025. At the time of issuance, the fair value of the Redeemable Convertible Preferred Stock Warrant Liability was determined using an option pricing model and assumptions that are based on the individual characteristics of the warrant on the valuation date, as well as assumptions for fair value of the underlying redeemable convertible preferred stock, expected volatility, expected life, dividends and risk-free interest rate.

The Company completed its IPO on July 18, 2023. Subsequently, the Redeemable Convertible Preferred Stock Warrant was converted to a warrant to purchase 1,000 shares of Series A common stock at an exercise price of $69.94 per share and the expiration date was automatically extended until July 18, 2026, the third anniversary date of the closing of the Company’s IPO. If the warrant has not been exercised prior to the expiration date, the warrant will be deemed to have been automatically exercised on the expiration date by cashless conversion.

The holder of the warrant has no voting rights, or other rights as a stockholder of the Company. The warrant is subject to adjustment in the event of any diluting dividends or distributions of the common stock, or any stock split, reverse stock split, recapitalization, reorganization or similar transaction. Upon any reclassification, exchange, substitution or other event, the number and or class of the securities and property that the holder would have received for the shares if this warrant had been issued immediately before such event will be adjusted.

Stock warrants

The following tables summarize the Company’s outstanding Series A Common Stock Warrant, Common Stock warrants and redeemable convertible preferred stock warrants:

As of September 30, 2023
	Number of	Exercise			Fair Value on
	Warrant	Price per	Expiration	Exercisable	Issuance	Fair Value
Issuance Date	Shares	Share	Date	for	(in thousands)	Recorded Against
April 2015	1,000	$69.94	July 2026	Series A Common	$68	Debt

	As of December 31, 2022
	Number of	Exercise
	Warrant	Price per	Expiration	Exercisable	Fair Value on	Fair Value
Issuance Date	Shares	Share	Date	for	(in thousands)	Recorded Against
June 2013	26,846	$0.79	June 2023	Common	$339	Redeemable convertible preferred stock
January 2014	13,422	0.79	January 2024	Common	223	Redeemable convertible preferred stock
April 2015	79,545	0.88	April 2025	Series D	68	Debt

9.Stockholders’ deficit

Common stock

In connection with the adoption of an amendment to the Company’s tenth amended and restated certificate of incorporation filed September 27, 2022, the number of shares of common stock that the Company is authorized to issue increased from 1,590,550,754 to

1,608,370,000. The Company’s reserved shares of common stock for future issuance related to potential conversion of the redeemable convertible preferred stock, exercise of warrants and exercise of stock options as of December 31, 2022 and 2021 are as follows:

	As of	As of
	December 31,	December 31,
	2022	2021
Redeemable convertible preferred stock	1,322,399,477	1,322,399,477
Series D redeemable convertible preferred stock warrants	79,545	79,545
Options authorized and available for issuance	181,191	810,604
Options to purchase common stock	3,190,450	2,138,110
Warrants to purchase common stock	40,268	40,268
Total	1,325,890,931	1,325,468,004

Redeemable Convertible Preferred Stock Warrant Liability

In connection with a note payable entered into on April 10, 2015, which was repaid in full in May 2019, the Company issued 79,545 Series D redeemable convertible preferred stock warrants with an exercise price of $0.88 per share. The warrants have a term of 10 years and are exercisable in whole or in part, at any time on or before the expiration date of April 10, 2025. At the time of issuance, the fair value of the Redeemable Convertible Preferred Stock Warrant Liability was determined using an option pricing model and assumptions that are based on the individual characteristics of the warrant on the valuation date, as well as assumptions for fair value of the underlying redeemable convertible preferred stock, expected volatility, expected life, dividends and risk-free interest rate (see Note 2).

The Series D redeemable convertible preferred stock warrant has no voting rights, or other rights as a stockholder of the Company. The warrant is subject to adjustment in the event of any diluting dividends or distributions of the common stock, or any stock split, reverse stock split, recapitalization, reorganization or similar transaction. Upon any reclassification, exchange, substitution or other event, the number and or class of the securities and property that the holder would have received for the shares if this warrant had been issued immediately before such event will be adjusted.

If the Company completes an IPO within the three-year period immediately prior to the expiration date, the expiration date will automatically be extended until the third anniversary of the effective date of the Company’s IPO. If the warrant has not been exercised prior to the expiration date, the warrant will be deemed to have been automatically exercised on the expiration date by cashless conversion.

Stock warrants

As of December 31, 2022 and 2021, the following tables summarize the Company’s outstanding common and redeemable convertible preferred stock warrants:

	As of December 31, 2022 and 2021
	Number of	Exercise			Fair Value	Fair Value
	Warrant	Price per	Expiration	Exercisable	on Issuance	Recorded
Issuance Date	Shares	Share	Date	for	(in thousands)	Against
June 2013	26,846	$0.79	June 2023	Common	$339	Redeemable convertible preferred stock
January 2014	13,422	$0.79	January 2024	Common	223	Redeemable convertible preferred stock
April 2015	79,545	$0.88	April 2025	Series D	68	Debt